ZEO SHORT DURATION INCOME FUND

Class I Shares	ZEOIX

ZEO SUSTAINABLE CREDIT FUND

Class I Shares	ZSRIX

(each a series of Northern Lights Fund Trust)

Supplement dated June 24, 2021 to

the Prospectus dated August 28, 2020

Effective July 1, 2021, the fee table and the expense example for the Funds have been amended and restated as shown below:

Zeo Short Duration Income Fund:

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Reimbursement(1)	(0.06)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement	0.99%
(1)	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2022 so that the total annual operating expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund is 0.99%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class I	$101	$328	$574	$1,277

Zeo Sustainable Credit Fund:

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.91%
Total Annual Fund Operating Expenses	1.66%
Fee Waiver and/or Reimbursement(1)	(0.67)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Reimbursement	0.99%
(1)	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until August 31, 2022 so that the total annual operating expenses ((excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) of the Fund is 0.99%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the expense limits at the time of recoupment. This agreement may only be terminated by the Board of Trustees on sixty days’ notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class I	$101	$458	$839	$1,909

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Effective July 1, 2021, Marcus Moore has been added as a portfolio manager of the Funds. Marcus Moore, along with Venkatesh Reddy are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Fund Summary-Zeo Short Duration Income Fund” on page 4 of the Prospectus.

Investment Adviser: Zeo Capital Advisors, LLC.

Portfolio Manager: Venkatesh Reddy, founder of Zeo Capital Advisors, LLC, has been a portfolio manager of the Fund since its inception in 2011. Marcus Moore, CPA, has been assistant portfolio manager since July 2021. The portfolio managers are primarily responsible for the day-to-day management of the Fund.

The following replaces the information in the section titled “Fund Summary-Zeo Sustainable Credit Fund” on page 8 of the Prospectus.

Investment Adviser: Zeo Capital Advisors, LLC.

Portfolio Manager: Venkatesh Reddy, founder of Zeo Capital Advisors, LLC, has been a portfolio manager of the Fund since its inception in 2011. Marcus Moore, CPA, has been assistant portfolio manager since July 2021. The portfolio managers are primarily responsible for the day-to-day management of the Fund.

The following information has been added as the second paragraph in the section titled “Portfolio Managers” on page 15 of the Prospectus.

Portfolio Managers:

Marcus Moore, CPA, Assistant Portfolio Manager. Mr. Moore joined Zeo Capital Advisors, LLC in 2019 and focuses on credit research, including sustainability analysis for the firm. Prior to joining the adviser, he worked for 14 years at Wells Fargo Bank as an Analyst within Principal Investing. He was responsible for identifying investment opportunities within the retail, consumer and gaming sectors across various asset classes including high yield bonds, leveraged loans and structured products. Prior to working at Wells Fargo, Marcus worked at Edison Mission Energy as an analyst with responsibilities in forecasting and financial planning. He started his career at Hamilton Resources, Procter and Gamble and Goldman Sachs. A native of Capital Heights, MD, he earned a BS in Accounting from Morgan State University in Baltimore, MD and an MBA from the Anderson School at UCLA.

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Please be advised, that effective July 1, 2021, the Funds will no longer make investments in other investment companies and any references in the Fund’s prospectus to investments in other investment companies should be deleted.

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This Supplement and the existing Prospectus and Statement of Additional Information dated August 28, 2020, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2020, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-855-ZEO-FUND.

ZEO SHORT DURATION INCOME FUND

Class I Shares	ZEOIX

ZEO SUSTAINABLE CREDIT FUND

Class I Shares	ZSRIX

(each a series of Northern Lights Fund Trust)

Supplement dated June 24, 2021 to

the Statement of Additional Information dated August 28, 2020

Also, effective July 1, 2021, Marcus Moore has been added as a portfolio manager of the Funds. Marcus Moore, along with Venkatesh Reddy are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

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The following replaces the information in the section titled “Portfolio Managers” on page 35 of the SAI:

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
Venkatesh Reddy	0	N/A	0	N/A	8	$ 20.2 million
Marcus Moore	0	N/A	0	N/A	8	$ 20.2 million

Other Accounts Managed Subject to Performance-Based Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Venkatesh Reddy	0	N/A	0	N/A	0	N/A
Marcus Moore	0	N/A	0	N/A	0	N/A

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The following replaces the information in the section titled “Portfolio Managers, Ownership” on page 36 of the SAI:

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in the Funds as of April 30, 2021.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Venkatesh Reddy	$500,000-$1,000,000
Marcus Moore	$10,001 - $50,000

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Please be advised, that effective July 1, 2021, the Funds will no longer make investments in other investment companies and any references in the statement of additional information to investments in other investment companies should be deleted.

_________________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated August 28, 2020, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated August 28, 2020, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-855-ZEO-FUND.